Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Prepayments and Other Current Assets

	December 31, 2017	December 31, 2016
	RMB	RMB
Other receivables	16,535	13,206
Advances to suppliers	10,384	16,505

	26,919	29,711
Less: Provision for impairment	(2,824)	(2,386)

	24,095	27,325
Value-added tax to be deducted	39,203	36,010
Prepaid expenses	951	954
Prepaid income taxes	—	5,406
Other current assets	7,765	7,888

	72,014	77,583